Financing Receivables (Allowance For Credit Losses And Financing Receivables) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for credit losses, Balance	¥ 24,437	¥ 25,014
Provision	9,267	5,107
Charge off	(7,986)	(5,769)
Recovery	64	85
Allowance for credit losses, Balance	25,782	24,437
Allowance for credit losses, collectively evaluated for impairment	18,092	14,742
Allowance for credit losses, individually evaluated for impairment	7,690	9,695
Financing receivable, Balance	1,866,637	1,725,754
Financing receivable, collectively evaluated for impairment	1,857,827	1,714,791
Financing receivable, individually evaluated for impairment	8,810	10,963
Installment Sales Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for credit losses, Balance	5,658	4,687
Provision	(382)	1,161
Charge off	(105)	(194)
Recovery	3	4
Allowance for credit losses, Balance	5,174	5,658
Allowance for credit losses, collectively evaluated for impairment	5,095	5,382
Allowance for credit losses, individually evaluated for impairment	79	276
Financing receivable, Balance	1,040,630	971,269
Financing receivable, collectively evaluated for impairment	1,040,529	970,886
Financing receivable, individually evaluated for impairment	101	383
Lease Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for credit losses, Balance	6,210	8,331
Provision	(409)	(971)
Charge off	(1,501)	(1,228)
Recovery	59	78
Allowance for credit losses, Balance	4,359	6,210
Allowance for credit losses, collectively evaluated for impairment	1,546	2,095
Allowance for credit losses, individually evaluated for impairment	2,813	4,115
Financing receivable, Balance	412,312	381,086
Financing receivable, collectively evaluated for impairment	408,734	376,605
Financing receivable, individually evaluated for impairment	3,578	4,481
Loans Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for credit losses, Balance	961	5,000
Provision	390	(1,774)
Charge off	(411)	(2,265)
Allowance for credit losses, Balance	940	961
Allowance for credit losses, collectively evaluated for impairment	417	344
Allowance for credit losses, individually evaluated for impairment	523	617
Financing receivable, Balance	79,455	80,895
Financing receivable, collectively evaluated for impairment	78,675	79,545
Financing receivable, individually evaluated for impairment	780	1,350
Credit Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for credit losses, Balance	6,920	2,991
Provision	10,053	6,008
Charge off	(5,969)	(2,082)
Recovery	2	3
Allowance for credit losses, Balance	11,006	6,920
Allowance for credit losses, collectively evaluated for impairment	11,006	6,920
Financing receivable, Balance	329,181	287,305
Financing receivable, collectively evaluated for impairment	329,181	287,305
Other Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for credit losses, Balance	4,688	4,005
Provision	(385)	683
Allowance for credit losses, Balance	4,303	4,688
Allowance for credit losses, collectively evaluated for impairment	28	1
Allowance for credit losses, individually evaluated for impairment	4,275	4,687
Financing receivable, Balance	5,059	5,199
Financing receivable, collectively evaluated for impairment	708	450
Financing receivable, individually evaluated for impairment	¥ 4,351	¥ 4,749